TAX STATUS	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Tax Status [Line Items]
TAX STATUS	TAX STATUS
The Plan has adopted the Non-Standardized Pre-Approved Profit Sharing Plan document of Transamerica. The non-standardized pre-approved sponsor received a favorable opinion letter dated June 30, 2020 in which the IRS stated that the form of the non-standardized pre-approved plan was in compliance with the applicable requirements of the IRS. The Company believes the Plan is designed and is currently being operated in compliance with the applicable requirements of the IRC and that the trust maintained in connection with the Plan satisfies the requirements for exemption under IRC Section 501(a).
The Plan’s management is required to evaluate tax positions taken by the Plan and recognize a tax liability (or asset) if the Plan had taken an uncertain position that more likely than not would not be sustained upon examination by the IRS. The Plan administrator has analyzed the tax positions taken by the Plan, and has concluded that, as of December 31, 2025, there are no uncertain positions taken or expected to be taken that would require recognition of a liability (or asset) or disclosure in the financial statements.
The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax period in progress. The Plan Administrator believes it is no longer subject to income tax examinations for years prior to 2020.